FAIR VALUE MEASUREMENTS FAIR VALUE MEASUREMENTS (Details 4) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Other Fair Value Disclosures [Abstract]
Long-term Debt	$ 30,987	$ 22,560
Long-term Debt, Fair Value	$ 31,308	$ 23,411